Document and Entity Information	Mar. 15, 2022
Cover [Abstract]
Entity Registrant Name	VALERO ENERGY CORP/TX
Amendment Flag	false
Entity Central Index Key	0001035002
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 15, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-13175
Entity Tax Identification Number	74-1828067
Entity Address, Address Line One	One Valero Way
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78249
City Area Code	(210)
Local Phone Number	345-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	VLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false